ALLOWANCE FOR LOAN LOSSES ("ALL") (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Summary of Changes in Allowance for Loan Losses by Loan Class and Portfolio Segment

Changes in the ALL by loan class and portfolio segment for the three and six months ended June 30, 2014 and 2013 are as follows:

	Commercial Real Estate	1-4 Single Family Residential	Construction, Land and Development	Home Equity Loans and Lines of Credit	Commercial and Industrial	Consumer	Total
Balance at April 1, 2014	$5,523	$1,587	$1,900	$151	$5,977	$356	$15,494

Provision (credit) for ASC 310-30 loans	191	212	(31)	—	(539)	(34)	(201)
Provision (credit) for non-ASC 310-30 loans	4	(45)	—	89	16	32	96
Provision (credit) for New loans	1,351	702	499	(65)	849	5	3,341

Total provision	1,546	869	468	24	326	3	3,236

Charge-offs for ASC 310-30 loans	—	(30)	(444)	—	(32)	(4)	(510)
Charge-offs for non-ASC 310-30 loans	—	—	—	(62)	—	(29)	(91)
Charge-offs for New loans	—	—	—	—	(348)	—	(348)

Total charge-offs	—	(30)	(444)	(62)	(380)	(33)	(949)

Recoveries for ASC 310-30 loans	91	—	11	—	1	—	103
Recoveries for non-ASC 310-30 loans	—	—	—	—	—	—	—
Recoveries for New loans	—	—	—	—	—	—	—

Total recoveries	91	—	11	—	1	—	103

Ending ALL balance
ASC 310-30 loans	2,883	207	660	—	1,359	298	5,407
Non-ASC 310-30 loans	15	7	—	32	6	3	63
New loans	4,262	2,212	1,275	81	4,559	25	12,414

Balance at June 30, 2014	$7,160	$2,426	$1,935	$113	$5,924	$326	$17,884

	Commercial Real Estate	1-4 Single Family Residential	Construction, Land and Development	Home Equity Loans and Lines of Credit	Commercial and Industrial	Consumer	Total
Balance at April 1, 2013	$5,031	$2,414	$3,855	$82	$4,878	$354	$16,614

Provision (credit) for ASC 310-30 loans	572	(709)	(72)	—	257	399	447
Provision (credit) for non-ASC 310-30 loans	(3)	(21)	(2)	(7)	(190)	—	(223)
Provision (credit) for New loans	(35)	15	(338)	(25)	632	—	249

Total provision	534	(715)	(412)	(32)	699	399	473

Charge-offs for ASC 310-30 loans	—	(576)	(232)	—	(1)	(455)	(1,264)
Charge-offs for non-ASC 310-30 loans	—	—	—	—	(64)	—	(64)
Charge-offs for New loans	—	—	(34)	—	—	—	(34)

Total charge-offs	—	(576)	(266)	—	(65)	(455)	(1,362)

Recoveries for ASC 310-30 loans	26	2	2	—	—	1	31
Recoveries for non-ASC 310-30 loans	—	—	—	—	—	—	—
Recoveries for New loans	—	—	—	—	—	—	—

Total recoveries	26	2	2	—	—	1	31

Ending ALL balance
ASC 310-30 loans	4,163	595	2,167	—	3,066	279	10,270
Non-ASC 310-30 loans	14	11	1	38	8	4	76
New loans	1,414	519	1,011	12	2,438	16	5,410

Balance at June 30, 2013	$5,591	$1,125	$3,179	$50	$5,512	$299	$15,756

	Commercial Real Estate	1-4 Single Family Residential	Construction, Land and Development	Home Equity Loans and Lines of Credit	Commercial and Industrial	Consumer	Total
Balance at January 1, 2014	$4,834	$1,443	$1,819	$132	$6,331	$174	$14,733

Provision (credit) for ASC 310-30 loans	191	152	133	—	(871)	232	(163)
Provision (credit) for non-ASC 310-30 loans	5	(45)	—	129	(109)	32	12
Provision (credit) for New loans	2,113	906	441	(45)	1,054	8	4,477

Total provision	2,309	1,013	574	84	74	272	4,326

Charge-offs for ASC 310-30 loans	(74)	(30)	(1,245)	—	(110)	(91)	(1,550)
Charge-offs for non-ASC 310-30 loans	—	—	—	(103)	(24)	(29)	(156)
Charge-offs for New loans	—	—	—	—	(348)	—	(348)

Total charge-offs	(74)	(30)	(1,245)	(103)	(482)	(120)	(2,054)

Recoveries for ASC 310-30 loans	91	—	787	—	1	—	879
Recoveries for non-ASC 310-30 loans	—	—	—	—	—	—	—
Recoveries for New loans	—	—	—	—	—	—	—

Total recoveries	91	—	787	—	1	—	879

Ending ALL balance
ASC 310-30 loans	2,883	207	660	—	1,359	298	5,407
Non-ASC 310-30 loans	15	7	—	32	6	3	63
New loans	4,262	2,212	1,275	81	4,559	25	12,414

Balance at June 30, 2014	$7,160	$2,426	$1,935	$113	$5,924	$326	$17,884

	Commercial Real Estate	1-4 Single Family Residential	Construction, Land and Development	Home Equity Loans and Lines of Credit	Commercial and Industrial	Consumer	Total
Balance at January 1, 2013	$4,107	$3,049	$5,239	$67	$6,054	$433	$18,949

Provision (credit) for ASC 310-30 loans	2,634	(1,153)	463	—	(970)	486	1,460
Provision (credit) for non-ASC 310-30 loans	(6)	(31)	(2)	(24)	(110)	—	(173)
Provision (credit) for New loans	(184)	(103)	(100)	8	703	(42)	282

Total provision	2,444	(1,287)	361	(16)	(377)	444	1,569

Charge-offs for ASC 310-30 loans	(986)	(689)	(2,380)	—	(6)	(579)	(4,640)
Charge-offs for non-ASC 310-30 loans	—	—	—	(1)	(159)	—	(160)
Charge-offs for New loans	—	—	(57)	—	—	—	(57)

Total charge-offs	(986)	(689)	(2,437)	(1)	(165)	(579)	(4,857)

Recoveries for ASC 310-30 loans	26	52	16	—	—	1	95
Recoveries for non-ASC 310-30 loans	—	—	—	—	—	—	—
Recoveries for New loans	—	—	—	—	—	—	—

Total recoveries	26	52	16	—	—	1	95

Ending ALL balance
ASC 310-30 loans	4,163	595	2,167	—	3,066	279	10,270
Non-ASC 310-30 loans	14	11	1	38	8	4	76
New loans	1,414	519	1,011	12	2,438	16	5,410

Balance at June 30, 2013	$5,591	$1,125	$3,179	$50	$5,512	$299	$15,756

Summary of Aging Analysis of Recorded Investment for Loans by Class and Portfolio Segment

The following tables present an aging analysis of the recorded investment for delinquent loans by class and portfolio segment (excluding loans accounted for under ASC 310-30):

	Accruing
June 30, 2014	30 to 59 Days Past Due	60 to 89 Days Past Due	90 Days or More Past Due	Non- Accrual	Total
	(Dollars in thousands)
New Loans:
Real estate loans
Commercial real estate	$—	$—	$—	$—	$—
1-4 single family residential	—	—	—	—	—
Construction, land and development	—	—	—	—	—
Home equity lines of credit	—	—	—	198	198

Total real estate loans	—	—	—	198	198

Other loans:
Commercial and industrial	—	—	—	—	—
Consumer	—	—	—	—	—

Total other loans	—	—	—	—	—

Total new loans	$—	$—	$—	$198	$198

Acquired Loans:
Real estate loans
Commercial real estate	$—	$—	$—	$5,001	$5,001
1-4 single family residential	—	831	—	618	1,449
Construction, land and development	—	—	—	1,716	1,716
Home equity lines of credit	1,023	537	—	5,142	6,702

Total real estate loans	1,023	1,368	—	12,477	14,868

Other loans:
Commercial and industrial	—	38	—	1,599	1,637
Consumer	—	—	—	—	—

Total other loans	—	38	—	1,599	1,637

Total acquired loans	$1,023	$1,406	$—	$14,076	$16,505

	Accruing
December 31, 2013	30 to 59 Days Past Due	60 to 89 Days Past Due	90 Days or More Past Due	Non- Accrual	Total
	(Dollars in thousands)
New Loans:
Real estate loans
Commercial real estate	$—	$—	$—	$—	$—
1-4 single family residential	4,688	2,164	—	1,052	7,904
Construction, land and development	—	—	—	—	—
Home equity lines of credit	198	—	—	—	198

Total real estate loans	4,886	2,164	—	1,052	8,102

Other loans:
Commercial and industrial	—	—	—	24	24
Consumer	—	—	—	—	—

Total other loans	—	—	—	24	24

Total new loans	$4,886	$2,164	$—	$1,076	$8,126

Acquired Loans:
Real estate loans
Commercial real estate	$145	$—	$—	$5,962	$6,107
1-4 single family residential	923	—	—	144	1,067
Construction, land and development	—	—	—	—	—
Home equity lines of credit	96	218	—	1,996	2,310

Total real estate loans	1,164	218	—	8,102	9,484

Other loans:
Commercial and industrial	39	—	—	275	314
Consumer	—	—	—	29	29

Total other loans	39	—	—	304	343

Total acquired loans	$1,203	$218	$—	$8,406	$9,827

The following tables summarize the carrying value of loans that are delinquent in excess of 30 days and still accruing and loans in non-accrual as of December 31, 2013 and 2012 for the new loans, Acquired ASC 310-30 and Acquired Non-ASC 310-30 loans (in thousands).

	December 31, 2013
	Loans Past Due 30 to 59 days	Loans Past Due 60 to 89 days	Loans Past Due 90 Days and Over and Still Accruing	Loans in Non- Accrual Status	Total Loans in Delinquent Status
New loans
Commercial real estate	$—	$—	$—	$—	$—
1-4 single family residential	4,688	2,164	—	1,052	7,904
Land and development	—	—	—	—	—
Home equity lines of credit	198	—	—	—	198

Total real estate loans	4,886	2,164	—	1,052	8,102

Commercial and industrial	—	—	—	24	24
Consumer	—	—	—	—	—

Total new loans	$4,886	$2,164	$—	$1,076	$8,126

Acquired ASC 310-30 loans
Commercial real estate	$5,866	$2,157	$20,521	$—	$28,544
1-4 single family residential	3,014	303	5,065	—	8,382
Land and development	939	—	1,786	16,753	19,478
Home equity lines of credit	—	—	—	—	—

Total real estate loans	9,819	2,460	27,372	16,753	56,404

Commercial and industrial	706	179	3,085	7,306	11,276
Consumer	15	22	266	615	918

Total acquired ASC 310-30 loans	$10,540	$2,661	$30,723	$24,674	$68,598

Acquired non-ASC 310-30 loans
Commercial real estate	$145	$—	$—	$5,962	$6,107
1-4 single family residential	923	—	—	144	1,067
Land and development	—	—	—	—	—
Home equity lines of credit	96	218	—	1,996	2,310

Total real estate loans	1,164	218	—	8,102	9,484

Commercial and industrial	39	—	—	275	314
Consumer	—	—	—	29	29

Total acquired non-ASC 310-30 loans	$1,203	$218	$—	$8,406	$9,827

Total	$16,629	$5,043	$30,723	$34,156	$86,551

New loans
Commercial real estate	$—	$—	$—	$—	$—
1-4 single family residential	—	—	—	427	427
Land and development	—	—	—	—	—
Home equity lines of credit	—	—	—	—	—

Total real estate loans	—	—	—	427	427

Commercial and industrial	—	—	—	88	88
Consumer	—	—	—	—	—

Total new loans	$—	$—	$—	$515	$515

Acquired ASC 310-30 loans
Commercial real estate	$6,034	$3,956	$41,577	$—	$51,567
1-4 single family residential	342	362	6,945	—	7,649
Land and development	15,874	1,738	25,038	—	42,650
Home equity lines of credit	—	—	—	—	—

Total real estate loans	22,250	6,056	73,560	—	101,866

Commercial and industrial	1,745	445	17,994	—	20,184
Consumer	411	245	838	—	1,494

Total acquired ASC 310-30 loans	$24,406	$6,746	$92,392	$—	$123,544

Acquired non-ASC 310-30 loans
Commercial real estate	$658	$—	$—	$6,349	$7,007
1-4 single family residential	—	—	—	187	187
Land and development	—	—	—	—	—
Home equity lines of credit	534	—	—	2,433	2,967

Total real estate loans	1,192	—	—	8,969	10,161

Commercial and industrial	26	35	—	476	537
Consumer	19	—	—	—	19

Total acquired non-ASC 310-30 loans	$1,237	$35	$—	$9,445	$10,717

Total	$25,643	$6,781	$92,392	$9,960	$134,776

Summary of Non-ASC 310-30 and New Loans by Key Indicators of Credit Quality

The following table summarizes the Company’s Non-ASC 310-30 and New loans by key indicators of credit quality. Loans accounted for under ASC 310-30 are excluded from the following analysis because their related allowance is determined by loan pool performance:

June 30, 2014	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
New loans
Commercial real estate	$892,968	$—	$31	$—
Construction, land and development	123,169	—	—	—
Commercial and industrial	753,984	—	—	—

Total new loans	$1,770,121	$—	$31	$—

Acquired loans:
Commercial real estate	$83,964	$887	$5,810	$—
Construction, land and development	6,361	—	1,716	—
Commercial and industrial	11,824	2,064	2,631	—

Total acquired loans	$102,149	$2,951	$10,157	$—

December 31, 2013	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
New loans
Commercial real estate	$669,546	$14	$151	$—
Construction, land and development	75,666	—	—	—
Commercial and industrial	645,013	—	24	—

Total new loans	$1,390,225	$14	$175	$—

Acquired loans:
Commercial real estate	$5,523	$895	$6,287	$—
Construction, land and development	—	—	—	—
Commercial and industrial	3,119	19	1,902	—

Total acquired loans	$8,642	$914	$8,189	$—

The following table summarizes the Company’s non-Covered Non-ASC 310-30 and new loans by key indicators of credit quality as of December 31, 2013 and 2012 (in thousands):

	December 31, 2013
	Commercial Real Estate	Land and Development	Commercial and Industrial	Total
Non-covered Non-ASC 310-30 and New loans:
Pass	$670,488	$75,666	$645,767	$1,391,921
Special Mention	449	—	—	449
Substandard	1,304	—	24	1,328

Total Non-covered Non-ASC 310-30 and New loans	$672,241	$75,666	$645,791	$1,393,698

Covered Non-ASC 310-30 loans:
Pass	$4,581	$—	$2,365	$6,946
Special Mention	460	—	19	479
Substandard	5,134	—	1,902	7,036

Total Covered Non-ASC 310-30 loans	$10,175	$—	$4,286	$14,461

	December 31, 2012
	Commercial Real Estate	Land and Development	Commercial and Industrial	Total
Non-covered Non-ASC 310-30 and New loans:
Pass	$306,853	$55,495	$296,170	$658,518
Special Mention	545	—	26	571
Substandard	1,371	—	169	1,540

Total Non-covered Non-ASC 310-30 and New loans	$308,769	$55,495	$296,365	$660,629

Covered Non-ASC 310-30 loans:
Pass	$4,328	$245	$3,352	$7,925
Special Mention	323	—	72	395
Substandard	7,197	—	2,614	9,811
Doubtful	—	—	46	46

Total Covered Non-ASC 310-30 loans	$11,848	$245	$6,084	$18,177

Summary of Investment in Impaired Loans

The following table shows the Company’s investment in impaired loans disaggregated based on the method of evaluating impairment:

	Loans—Recorded Investment			Allowance for Credit Loss
June 30, 2014	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ASC 310- 30 Loans	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ASC 310- 30 Loans
	(Dollars in thousands)
New Loans:
Real estate loans
Commercial real estate	$—	$892,999	$—	$—	$4,262	$—
1-4 single family residential	—	523,987	—	—	2,212	—
Construction, land and development	—	123,169	—	—	1,275	—
Home equity loans and lines of credit	—	9,631	—	—	81	—

Total real estate loans	$—	$1,549,786	$—	$—	$7,830	$—

Other loans
Commercial and industrial	$—	$753,984	$—	$—	$4,559	$—
Consumer	—	2,567	—	—	25	—

Total other loans	$—	$756,551	$—	$—	$4,584	$—

Acquired Loans:
Real estate loans
Commercial real estate	$4,666	$85,995	$413,154	$—	$15	$2,883
1-4 single family residential	—	111,056	98,802	—	7	207
Construction, land and development	—	8,077	76,210	—	—	660
Home equity loans and lines of credit	184	56,742	—	—	32	—

Total real estate loans	$4,850	$261,870	$588,166	$—	$54	$3,750

Other loans
Commercial and industrial	$—	$16,519	$81,444	$—	$6	$1,359
Consumer	—	1,121	3,345	—	3	298

Total other loans	$—	$17,640	$84,789	$—	$9	$1,657

	Loans—Recorded Investment			Allowance for Credit Loss
December 31, 2013	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ASC 310- 30 Loans	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ASC 310- 30 Loans
	(Dollars in thousands)
New Loans:
Real estate loans
Commercial real estate	$—	$669,711	$—	$—	$2,149	$—
1-4 single family residential	—	359,818	—	—	1,306	—
Construction, land and development	—	75,666	—	—	834	—
Home equity loans and lines of credit	—	19,303	—	—	126	—

Total real estate loans	$—	$1,124,498	$—	$—	$4,415	$—

Other loans
Commercial and industrial	$—	$645,037	$—	$—	$3,853	$—
Consumer	—	1,176	—	—	17	—

Total other loans	$—	$646,213	$—	$—	$3,870	$—

Acquired Loans:
Real estate loans
Commercial real estate	$5,134	$7,571	$274,147	$—	$10	$2,675
1-4 single family residential	189	9,985	56,745	44	8	85
Construction, land and development	—	—	55,936	—	—	985
Home equity loans and lines of credit	386	11,612	—	105	34	—

Total real estate loans	$5,709	$29,168	$386,828	$149	$52	$3,745

Other loans
Commercial and industrial	$—	$5,040	$57,047	$—	$6	$2,339
Consumer	—	289	3,992	—	—	157

Total other loans	$—	$5,329	$61,039	$—	$6	$2,496

Summary of Company's Impaired Loans Evaluated for Specific Reserves

The following tables set forth certain information regarding the Company’s impaired loans (excluding loans accounted for under ASC 310-30) that were evaluated for specific reserves:

	Impaired Loans—With Allowance			Impaired Loans—With no Allowance
June 30, 2014	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance
(Dollars in thousands)
New Loans:
Real estate loans
Commercial real estate	$—	$—	$—	$—	$—
1-4 single family residential	—	—	—	—	—
Construction, land and development	—	—	—	—	—
Home equity loans and lines of credit	—	—	—	—	—

Total real estate loans	$—	$—	$—	$—	$—

Other loans
Commercial and industrial	$—	$—	$—	$—	$—
Consumer	—	—	—	—	—

Total other loans	$—	$—	$—	$—	$—

Acquired Loans:
Real estate loans
Commercial real estate	$—	$—	$—	$4,666	$4,795
1-4 single family residential	—	—	—	—	—
Construction, land and development	—	—	—	—	—
Home equity loans and lines of credit	—	—	—	184	253

Total real estate loans	$—	$—	$—	$4,850	$5,048

Other loans
Commercial and industrial	$—	$—	$—	$—	$—
Consumer	—	—	—	—	—

Total other loans	$—	$—	$—	$—	$—

	Impaired Loans—With Allowance			Impaired Loans—With no Allowance
December 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance
(Dollars in thousands)
New Loans:
Real estate loans
Commercial real estate	$—	$—	$—	$—	$—
1-4 single family residential	—	—	—	—	—
Construction, land and development	—	—	—	—	—
Home equity loans and lines of credit	—	—	—	—	—

Total real estate loans	$—	$—	$—	$—	$—

Other loans
Commercial and industrial	$—	$—	$—	$—	$—
Consumer	—	—	—	—	—

Total other loans	$—	$—	$—	$—	$—

Acquired Loans:
Real estate loans
Commercial real estate	$—	$—	$—	$5,134	$5,218
1-4 single family residential	189	277	44	—	—
Construction, land and development	—	—	—	—	—
Home equity loans and lines of credit	386	500	105	—	—

Total real estate loans	$575	$777	$149	$5,134	$5,218

Other loans
Commercial and industrial	$—	$—	$—	$—	$—
Consumer	—	—	—	—	—

Total other loans	$—	$—	$—	$—	$—

Summary of Impaired Loans Average Recorded Investment and Interest Income Recognized

	Three Months Ended June 30,
	2014		2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
Impaired loans with no related allowance:
Real estate loans:
Commercial real estate	$4,705	$—	$5,235	$—
1-4 single family residential	—	—	—	—
Construction, land and development	—	—	—	—
Home equity loans and lines of credit	184	—	—	—

Total real estate loans	$4,889	$—	$5,235	$—

Other loans:
Commercial and industrial	$—	$—	$263	$—
Consumer	—	—	—	—

Total other loans	$—	$—	$263	$—

Impaired loans with an allowance:
Real estate loans:
Commercial real estate	$—	$—	$—	$—
1-4 single family residential	—	—	—	—
Construction, land and development	—	—	—	—
Home equity loans and lines of credit	—	—	—	—

Total real estate loans	$—	$—	$—	$—

Other loans:
Commercial and industrial	$—	$—	$—	$—
Consumer	—	—	—	—

Total other loans	$—	$—	$—	$—

	Six Months Ended June 30,
	2014		2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in thousands)
Impaired loans with no related allowance:
Real estate loans:
Commercial real estate	$4,718	$—	$5,252	$—
1-4 single family residential	—	—	—	—
Land and development	—	—	—	—
Home equity loans and lines of credit	184	—	—	—

Total real estate loans	$4,902	$—	$5,252	$—

Other loans:
Commercial and industrial	$—	$—	$269	$—
Consumer	—	—	—	—

Total other loans	$—	$—	$269	$—

Impaired loans with an allowance:
Real estate loans:
Commercial real estate	$—	$—	$—	$—
1-4 single family residential	—	—	—	—
Land and development	—	—	—	—
Home equity loans and lines of credit	—	—	—	—

Total real estate loans	$—	$—	$—	$—

Other loans:
Commercial and industrial	$—	$—	$—	$—
Consumer	—	—	—	—

Total other loans	$—	$—	$—	$—

The following table shows the Company’s investment in impaired ASC 310-30 loan pools by portfolio segment and impaired Non-ASC 310-30 loans (all in non-accrual status) as of and for the years ended December 31, 2013 and 2012 (in thousands):

	UPB of Impaired Loans	Impaired ASC 310-30 Pools With a Specific Allowance Recorded	Impaired Non-ASC 310-30 Loans With a Specific Allowance	Impaired Non-ASC 310-30 Loans With no Specific Allowance Recorded	Specific Allowance Allocated to Impaired Loans	Average Recorded Investment in Impaired Loans	Interest Income Recognized On Impaired Loans
December 31, 2013
Real estate loans:
Commercial real estate	$62,527	$47,413	$—	$5,134	$2,700	$57,731	$5,801
1-4 single family residential	17,446	10,734	189	—	104	12,060	1,192
Land and development	43,182	28,603	—	—	985	41,605	1,772
Home equity loans and lines of credit	—	—	386	—	105	386	—

Total real estate loans	123,155	86,750	575	5,134	3,894	111,782	8,765

Other loans:
Commercial	40,086	30,222	—	—	2,341	35,091	2,012
Consumer	2,198	2,052	—	—	157	2,651	219

Total other loans	42,284	32,274	—	—	2,498	37,742	2,231

Impaired loans held in portfolio, net	$165,439	$119,024	$575	$5,134	$6,392	$149,524	$10,996

	UPB of Impaired Loans	Impaired ASC 310-30 Pools With a Specific Allowance Recorded	Impaired Non-ASC 310-30 Loans With a Specific Allowance	Impaired Non-ASC 310-30 Loans With no Specific Allowance Recorded	Specific Allowance Allocated to Impaired Loans	Average Recorded Investment in Impaired Loans	Interest Income Recognized On Impaired Loans
December 31, 2012
Real estate loans:
Commercial real estate	$142,290	$100,666	$—	$5,353	$2,490	$103,648	$7,841
1-4 single family residential	78,711	50,751	—	427	2,385	56,874	4,374
Land and development	100,212	63,540	—	—	4,068	73,348	3,961

Total real estate loans	321,213	214,957	—	5,780	8,943	233,870	16,176

Other loans:
Commercial	48,897	33,291	283	—	4,041	38,427	4,268
Consumer	3,133	2,871	—	—	369	3,426	203

Total other loans	52,030	36,162	283	—	4,410	41,853	4,471

Impaired loans held in portfolio, net	$373,243	$251,119	$283	$5,780	$13,353	$275,723	$20,647

Changes in ALL by Loan Class and Portfolio Segment

Changes in the ALL by loan class and portfolio segment for the years ended December 31, 2013 and 2012, respectively, are as follows (in thousands):

	Commercial Real Estate	1-4 Single Family Residential	Land and Development	Home Equity Loans and Lines of Credit	Commercial and Industrial	Consumer	Total
Balance at December 31, 2012	$4,107	$3,049	$5,239	$67	$6,054	$433	$18,949

Provision (credit) for ASC 310-30 loans	1,263	(1,538)	601	—	(1,513)	510	(677)
Provision for non-ASC 310-30 loans	(10)	10	(3)	282	23	(4)	298
Provision for new loans	551	684	(141)	122	2,120	(43)	3,293

Total provision	1,804	(844)	457	404	630	463	2,914

Charge-offs for ASC 310-30 loans	(1,077)	(762)	(3,684)	—	(190)	(722)	(6,435)
Charge-offs for non-ASC 310-30 loans	—	—	—	(339)	(163)	—	(502)
Charge-offs for new loans	—	—	(193)	—	—	—	(193)

Total Charge-offs	(1,077)	(762)	(3,877)	(339)	(353)	(722)	(7,130)

Recoveries of non-ASC 310-30 loans	—	—	—	—	—	—	—

Total recoveries	—	—	—	—	—	—	—

ASC 310-30 loans	2,675	85	985	—	2,339	157	6,241
Non-ASC 310-30 loans	10	52	—	6	139	—	207
New loans	2,149	1,306	834	126	3,853	17	8,285

Balance at December 31, 2013	$4,834	$1,443	$1,819	$132	$6,331	$174	$14,733

Ending ALL balance
ASC 310-30 loans	$2,675	$85	$985	$—	$2,339	$157	$6,241

Non-ASC 310-30 and new loans individually evaluated for impairment	$—	$44	$—	$105	$—	$—	$149

Non-ASC 310-30 and new loans collectively evaluated for impairment	$2,159	$1,314	$834	$27	$3,992	$17	$8,343

Loans Ending balance
ASC 310-30 loans	$274,147	$56,745	$55,936	$—	$57,047	$3,992	$447,867

Non-ASC 310-30 and new loans individually evaluated for impairment	$5,218	$277	$—	$500	$5,995	$—	$11,990

Non-ASC 310-30 and new loans collectively evaluated for impairment	$677,198	$369,715	$75,666	$30,801	$644,082	$1,465	$1,798,927

Balance at December 31, 2011	$1,717	$5,464	$1,844	$84	$8,628	$105	$17,842

Provision (credit) for ASC 310-30 loans	10,255	(1,667)	11,065	—	3,473	594	23,720
Provision for non-ASC 310-30 loans	57	(2)	(35)	9	738	49	816
Provision for new loans	639	466	609	4	(200)	47	1,565

Total provision	10,951	(1,203)	11,639	13	4,011	690	26,101

Charge-offs for ASC 310-30 loans	(8,457)	(1,232)	(8,130)	—	(4,574)	(310)	(22,703)
Charge-offs for non-ASC 310-30 loans	(104)	—	(23)	(30)	(1,991)	(52)	(2,200)
Charge-offs for new loans	—	—	(91)	—	—	—	(91)

Total Charge-offs	(8,561)	(1,232)	(8,244)	(30)	(6,565)	(362)	(24,994)

Recoveries of non-ASC 310-30 loans	—	—	—	—	—	—	—

Total recoveries	—	—	—	—	—	—	—

ASC 310-30 loans	2,489	2,405	4,068	—	4,022	369	13,353
Non-ASC 310-30 loans	20	22	3	63	299	4	411
New loans	1,598	622	1,168	4	1,733	60	5,185

Balance at December 31, 2012	$4,107	$3,049	$5,239	$67	$6,054	$433	$18,949

Ending ALL balance
ASC 310-30 loans	$2,489	$2,405	$4,068	$—	$4,022	$369	$13,353

Non-ASC 310-30 and new loans individually evaluated for impairment	$—	$—	$—	$—	$283	$—	$283

Non-ASC 310-30 and new loans collectively evaluated for impairment	$1,618	$644	$1,171	$67	$1,749	$64	$5,313

Loans Ending balance
ASC 310-30 loans	$331,217	$68,558	$99,534	$—	$72,895	$8,406	$580,610

Non-ASC 310-30 and new loans individually evaluated for impairment	$5,354	$427	$—	$—	$283	$—	$6,064

Non-ASC 310-30 and new loans collectively evaluated for impairment	$315,263	$79,716	$55,740	$18,988	$302,166	$2,767	$774,640